Notes And Accounts Receivable	12 Months Ended
Dec. 31, 2011
Notes And Accounts Receivable [Abstract]
Notes And Accounts Receivable

7. NOTES AND ACCOUNTS RECEIVABLE

	December 31
	2010	2011
	NT$	NT$	US$
			(Note 3)

Notes receivable	58,598	35,600	1,176

Trade accounts receivable	903,009	1,301,097	42,983

	961,607	1,336,697	44,159

Allowance for doubtful accounts	(90,830)	(80,190)	(2,649)

Allowance for sales returns and discounts	(59,935)	(82,038)	(2,710)

	810,842	1,174,469	38,800

The changes in the allowances are summarized as follows:

	0000000	0000000	0000000	0000000
	Year Ended December 31
	2009	2010	2011
	NT$	NT$	NT$	US$
				(Note 3)

Allowances for doubtful accounts

Balance, beginning of year	180,045	97,784	90,830	3,001

Additions (reversals) charged to expense	35,336	(1,518)	(10,617)	(351)

Write-offs	(117,597)	(5,436)	(23)	(1)

Balance, end of year	97,784	90,830	80,190	2,649

	0000000	0000000	0000000	0000000
	Year Ended December 31
	2009	2010	2011
	NT$	NT$	NT$	US$
				(Note 3)

Allowances for sales returns and discounts

Balance, beginning of year	35,793	57,986	59,935	1,980

Additions	114,962	80,727	120,014	3,965

Write-offs	(92,769)	(78,778)	(97,911)	(3,235)

Balance, end of year	57,986	59,935	82,038	2,710